Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Goodwill Activity

The following table summarizes our goodwill activity, which is related to the Brake North America and Asia group and On and Off-highway reportable segment, during 2011 and 2012:

(Dollars in millions)
Balance at December 31, 2010	$59
Tax benefit reductions	(8)
Discontinued operations—Brake North America and Asia group(1)	(25)
Currency and other adjustments	2

Balance at December 31, 2011(1)	$28
Tax benefit reductions	(4)

Balance at December 31, 2012	$24

(1)	The goodwill as of December 31, 2011 excludes $25 million of goodwill in our Brake North America and Asia group, which is classified in discontinued operations.